Document and Entity Information	0 Months Ended
Feb. 28, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb. 28, 2013
Registrant Name	AMCAP FUND
Central Index Key	0000004405
Amendment Flag	false
Document Creation Date	Apr. 30, 2013
Document Effective Date	May 01, 2013
Prospectus Date	May 01, 2013
AMCAP FUND® | Class A
Risk/Return:
Trading Symbol	AMCPX
AMCAP FUND® | Class R-1
Risk/Return:
Trading Symbol	RAFAX
AMCAP FUND® | Class R-2
Risk/Return:
Trading Symbol	RAFBX
AMCAP FUND® | Class R-3
Risk/Return:
Trading Symbol	RAFCX
AMCAP FUND® | Class R-4
Risk/Return:
Trading Symbol	RAFEX
AMCAP FUND® | Class R-5
Risk/Return:
Trading Symbol	RAFFX
AMCAP FUND® | Class B
Risk/Return:
Trading Symbol	AMPBX
AMCAP FUND® | Class C
Risk/Return:
Trading Symbol	AMPCX
AMCAP FUND® | Class F-1
Risk/Return:
Trading Symbol	AMPFX
AMCAP FUND® | Class 529-A
Risk/Return:
Trading Symbol	CAFAX
AMCAP FUND® | Class 529-B
Risk/Return:
Trading Symbol	CAFBX
AMCAP FUND® | Class 529-C
Risk/Return:
Trading Symbol	CAFCX
AMCAP FUND® | Class 529-E
Risk/Return:
Trading Symbol	CAFEX
AMCAP FUND® | Class 529-F-1
Risk/Return:
Trading Symbol	CAFFX
AMCAP FUND® | Class F-2
Risk/Return:
Trading Symbol	AMCFX
AMCAP FUND® | Class R-6
Risk/Return:
Trading Symbol	RAFGX